Leases - Summary of breakdown of Lease Expense (Detail) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Disclosure Of Leases [Line items]
Depreciation of right-of-use assets	£ (168.4)
Short-term lease expenses	(56.9)
Low-value lease expense	(1.7)
Variable lease expense	(41.2)
Sublease income	9.9
Charge to operating profit	(258.3)
Interest expense on lease liabilities	(51.7)
Charge to profit before taxation for leases	(310.0)
Land and buildings [member]
Disclosure Of Leases [Line items]
Depreciation of right-of-use assets	(158.5)
Interest expense on lease liabilities	(51.1)
Plant and machinery [member]
Disclosure Of Leases [Line items]
Depreciation of right-of-use assets	(9.9)
Interest expense on lease liabilities	£ (0.6)